UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:
ProFunds
7501 Wisconsin Avenue, Suite 1000
Bethesda, Maryland 20814

2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

[ ]

ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP NASDAQ-100, ProFund VP Large-Cap Value,
ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value,
ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan,
ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Bear,
ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short NASDAQ-100,
ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Dow 30, ProFund VP UltraShort NASDAQ-100,
ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services,
ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas,
ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor,
ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus,
ProFund VP Rising Rates Opportunity, ProFund VP Falling U.S. Dollar, ProFund VP Money Market, Money Market ProFund

3. Investment Company Act File Number:	811-08239

Securities Act File Number:	333-28339

4(a). Last day of the fiscal year for which this Form is filed:

December 31, 2009

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal
		year pursuant to section 24(f):			$13,156,757,973

	(ii)	Aggregate price of securities redeemed or repurchased
		during the fiscal year:	$13,244,536,151

	(iii)	Aggregate price of securities redeemed or repurchased
		during any prior fiscal year ending no earlier than
		October 11, 1995 that were not previously used to reduce
		registration fees payable to the Commission:	$7,276,984

	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		–	$13,251,813,135

	(v)	Net sales - If item 5(i) is greater than item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years - if	–$95,055,162
		Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
		Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x	0.0000713

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]			$0.00
		(enter “0” if no fee is due):

6.	Prepaid shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due. –	If this Form is being filed more than 90 days after the end of the issuers fiscal year
(see Instruction D):
$0

8.	Total of amount of the registration fee due plus any interest due [Line 5(viii) plus line 7]:

$0.00

9. Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
N/A

Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Christopher E. Sabato

Christopher E. Sabato, Treasurer

Date	3/29/2010

* Please print the name and title of the signing officer below the signature.